Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	20,000,000	20,000,000
Ordinary shares, outstanding	20,000,000	20,000,000